Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

US$
Cash and cash equivalents	1,903
Accounts receivable, net	946
Inventories	2,624
Other current assets	289
Property and equipment	71
Goodwill	33,204
Identifiable intangible assets	8,381
Accounts payable	(644)
Accrued expenses and other current liabilities	(1,209)

Net assets acquired	45,565

Identifiable Intangible Assets and Useful Lives
The identifiable intangible assets and respective useful lives are as follows:

	US$	Useful Life
Developed technology	3,789	3.5
In-process research and development (“IPR&D”)	4,592	indefinite

Total identifiable intangible assets	8,381

Results of Shannon Included on Consolidated Statement of Income	The results of Shannon Systems since the acquisition date included on the consolidated statement of income for the year ended December 31, 2015 were as follows:

US$
Net sales	9,049
Net income	421

Unaudited Proforma Information of Summary of Results of Operations
The following unaudited pro forma information represents a summary of the results of operations as if the acquisition occurred on January 1, 2014 and 2015 and includes certain pro forma adjustments, including amortization of identifiable intangibles from that date (in thousands except earnings per share):

	Year Ended December 31
	2014	2015
Net sales	293,562	364,670
Net income	42,483	58,468
Earnings per share
Basic	0.31	0.42
Diluted	0.31	0.42
Weighted average ordinary shares outstanding (thousand)
Basic	136,164	138,880
Diluted	138,347	140,414